UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset values (NAV) per share at that date were $8.94, $8.91, $8.96, $9.01 and $8.94 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers Real Assets Fund—Class A	12.58%
Cohen & Steers Real Assets Fund—Class C	12.11%
Cohen & Steers Real Assets Fund—Class I	12.58%
Cohen & Steers Real Assets Fund—Class R	12.48%
Cohen & Steers Real Assets Fund—Class Z	12.74%
Linked Blended Benchmark[a]	12.65%
Consumer Price Index +4%[a]	2.79%
MSCI World Index—net[a]	0.66%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

a  For benchmark descriptions, see page 5.

COHEN & STEERS REAL ASSETS FUND, INC.

Market Review

Real assets categories had strong performance as a group for the six-month period ended June 30, 2016, outpacing broad stock markets by a wide margin. Conditions were initially difficult, amid declining crude oil prices and lackluster economic growth from the world's major economies. Stocks then rebounded, aided by firmer oil prices, somewhat better economic data and continued monetary stimulus efforts by global central banks, including stepped-up measures from the European Central Bank. Other commodities accompanied oil in moving up from multi-year lows; the broad recovery in commodities had an especially beneficial impact on natural resource stocks and select sectors within infrastructure.

Financial markets encountered turmoil late in the period when the U.K. electorate voted to withdraw from the European Union, contrary to expectations. The so-called Brexit news spurred a sharp selloff in global equity markets and a rally in assets perceived to be safe, including gold and sovereign bonds, as investors weighed its global economic ramifications. Global equity markets bounced back in the week following Brexit as the initial shock wore off, but sovereign yields remained near historically low levels and in some cases were in negative territory.

Fund Performance

The Fund had a positive total return in the period and performed in line with its linked blended benchmark. Our overweight in natural resources stocks helped relative performance, given the group's meaningful gains in the period. Favorable stock selection in natural resources also helped performance, particularly within the energy and metals & mining sectors. Positive standouts included our overweights in Devon Energy and Barrick Gold Corp., which surged off of low bases in the period.

Security selection in the Fund's commodity sleeve aided performance as well. Noteworthy contributions came from our underweight in industrial metals, in particular copper and aluminum, which had relatively modest gains amid ample supplies. We also had a net short position in feeder cattle that aided performance, with the position benefiting from a decline in wholesale beef prices.

Factors that detracted from relative performance included our overweight and stock selection in the Fund's global real estate allocation. Real estate stocks performed well in absolute terms and compared to stocks broadly, but they trailed real assets as a group. Within the allocation, our overweight in Japan, including overweights in certain developers, was a notable detractor. The overall real estate market, and development companies in particular, struggled amid sluggish economic growth and concerns about the effectiveness of government stimulus programs. While we were also overweight the U.K., which declined, our stock selection in that market was relatively favorable, more than offsetting the negative effect of the overweight.

Our underweight in global infrastructure stocks hindered relative performance. The asset class outperformed on strength in midstream energy companies, which rallied along with rising oil prices. Electric utilities also had sizable gains. Low and declining interest rates aided these capital-intensive companies, while also increasing the appeal of their relatively high and stable yields.

COHEN & STEERS REAL ASSETS FUND, INC.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. With a notable exception of the U.K. pound, most currencies appreciated against the U.S. dollar. The Japanese yen was especially strong, rising nearly 20% in value compared to the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

Sincerely,

VINCENT L. CHILDERS	JON CHEIGH
Portfolio Manager	Portfolio Manager

  Nick Koutsoftas

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–5.48%[a]	–2.73%[b]	—	—	—
1 Year (without sales charge)	–1.02%	–1.74%	–0.81%	–1.15%	–0.70%
Since Inception[c] (with sales charge)	–2.31%[a]	–1.98%	—	—	—
Since Inception[c] (without sales charge)	–1.28%	–1.98%	–0.99%	–1.44%	–1.09%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

For the four months ended April 30, 2016, the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2015 prospectus were as follows: Class A—1.76% and 1.37%; Class C—2.41% and 2.02%; Class I—1.51% and 1.02%; Class R—1.91% and 1.52%; and Class Z—1.41% and 1.02%. Effective May 1, 2016, the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2016 prospectus were as follows: Class A—1.62% and 1.27%; Class C—2.27% and 1.92%; Class I—1.37% and 0.92%; Class R—1.77% and 1.42%; and Class Z—1.27% and 0.92%. Through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of January 31, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

Benchmark Descriptions: The Linked Blended Benchmark is represented by the performance of the blended benchmark consisting of 30% FTSE EPRA/NAREIT Developed Real Estate Index—net, 30% Bloomberg Commodity Total Return Index (formerly known as Dow Jones-UBS Commodity Index), 20% S&P Global Natural Resources Index—net, 12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index and 7.5% Gold Index from January 31, 2012 through September 30, 2013 and the blended benchmark consisting of 27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 5% Gold Index and 15% Dow Jones-Brookfield Global Infrastructure Index from October 1, 2013 and thereafter. The FTSE EPRA/NAREIT Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of The BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016—June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period[a] January 1, 2016– June 30, 2016
Class A
Actual (12.58% return)	$1,000.00	$1,125.80	$6.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.42
Class C
Actual (12.11% return)	$1,000.00	$1,121.10	$10.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.02	$9.92
Class I
Actual (12.58% return)	$1,000.00	$1,125.80	$5.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92
Class R
Actual (12.48% return)	$1,000.00	$1,124.80	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.42
Class Z
Actual (12.74% return)	$1,000.00	$1,127.40	$5.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.28%, 1.98%, 0.98%, 1.48% and 0.98%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2016
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$5,699,892	3.9
Simon Property Group	2,640,107	1.8
Klepierre	1,456,750	1.0
BP PLC	1,413,957	1.0
HCP	1,347,306	0.9
ADO Properties SA, 144A	1,247,763	0.9
Total SA	1,216,643	0.8
BHP Billiton PLC	1,210,597	0.8
Apartment Investment & Management Co.	1,208,615	0.8
Vicinity Centres	1,194,688	0.8

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK	63.5%
AUSTRALIA	2.9%
ELECTRIC—REGULATED ELECTRIC	0.1%
Spark Infrastructure Group[a]		106,840	$195,762
MATERIALS—METALS & MINING	0.1%
South32 Ltd. (GBP)[a,b]		105,329	125,858
REAL ESTATE	2.3%
DIVERSIFIED	1.0%
Dexus Property Group[a]		138,230	937,982
Ingenia Communities Group[a]		218,312	468,383
			1,406,365
RETAIL	1.1%
Scentre Group[a]		121,029	448,286
Vicinity Centres[a]		478,862	1,194,688
			1,642,974
SELF STORAGE	0.2%
National Storage REIT[b]		307,332	383,349
TOTAL REAL ESTATE			3,432,688
TOLL ROADS	0.4%
Transurban Group[a]		58,519	527,067
TOTAL AUSTRALIA			4,281,375
AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
BUWOG AGa,b		6,274	145,238
BRAZIL	0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.2%
BRF SA, ADR (USD)		18,500	257,705
MATERIALS—METALS & MINING	0.2%
Vale SA, ADR (USD)		64,600	326,876
TOTAL BRAZIL			584,581

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
CANADA	5.3%
ENERGY—OIL & GAS	0.5%
Suncor Energy		27,864	$772,976
MATERIALS	2.1%
CHEMICALS	0.6%
Agrium (USD)		4,400	397,848
Potash Corp. of Saskatchewan (USD)		31,600	513,184
			911,032
METALS & MINING	1.5%
Barrick Gold Corp. (USD)		28,418	606,724
Goldcorp (USD)		52,123	997,113
Lundin Mining Corp.[b]		54,600	184,261
Teck Resources Ltd., Class B		26,600	350,220
			2,138,318
TOTAL MATERIALS			3,049,350
PIPELINES—C-CORP	1.4%
Enbridge		17,311	733,334
Keyera Corp.		7,275	222,538
Pembina Pipeline Corp.		8,927	271,275
TransCanada Corp.		17,740	802,725
			2,029,872
REAL ESTATE	1.3%
DIVERSIFIED	0.6%
Pure Industrial Real Estate Trust		224,700	895,704
OFFICE	0.4%
Allied Properties REIT		18,888	565,492
RETAIL	0.3%
Smart Real Estate Investment Trust		14,703	434,734
TOTAL REAL ESTATE			1,895,930
TOTAL CANADA			7,748,128
CHINA	0.2%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)[a]		166,000	231,817

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
FRANCE	1.8%
ENERGY—OIL & GAS	0.8%
Total SAa		25,370	$1,216,643
REAL ESTATE—RETAIL	1.0%
Klepierre[a]		33,014	1,456,750
TOTAL FRANCE			2,673,393
GERMANY	1.0%
MATERIALS—METALS & MINING	0.1%
ThyssenKrupp AGa		3,900	78,391
REAL ESTATE	0.9%
DIVERSIFIED	0.8%
ADO Properties SA, 144Aa,c		32,370	1,247,763
OFFICE	0.1%
Alstria Office REIT AGa,b		12,250	165,375
TOTAL REAL ESTATE			1,413,138
TOTAL GERMANY			1,491,529
HONG KONG	2.5%
CONSUMER STAPLES—FOOD	0.3%
WH Group Ltd. (Cayman Islands), 144Aa,c		478,400	378,890
ELECTRIC—REGULATED ELECTRIC	0.2%
Power Assets Holdings Ltd.[a]		38,500	353,989
ENERGY—OIL & GAS	0.1%
CNOOC Ltd.[a]		110,200	137,697
REAL ESTATE	1.9%
DIVERSIFIED	1.4%
Cheung Kong Property Holdings Ltd.[a]		105,000	662,935
Sun Hung Kai Properties Ltd.[a]		46,000	554,871
Wharf Holdings Ltd.\The[a]		134,000	816,867
			2,034,673
RETAIL	0.5%
Link REIT[a]		108,500	741,945
TOTAL REAL ESTATE			2,776,618
TOTAL HONG KONG			3,647,194

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
INDIA	0.1%
ENERGY—OIL & GAS
Reliance Industries Ltd., 144A (USD)[c]		6,700	$191,285
ITALY	0.7%
COMMUNICATIONS—TOWERS	0.2%
Ei Towers S.p.A.[a]		6,449	327,245
GAS DISTRIBUTION	0.4%
Snam S.p.A.[a]		100,850	602,925
REAL ESTATE—DIVERSIFIED	0.1%
Beni Stabili S.p.A. (USD)[a]		206,642	127,912
TOTAL ITALY			1,058,082
JAPAN	5.5%
CONSUMER—NON-CYCLICAL	0.2%
NH Foods Ltd.[a]		14,292	350,068
INDUSTRIAL—MACHINERY	0.6%
Kubota Corp.[a]		59,045	798,602
MATERIALS—METALS & MINING	0.2%
JFE Holdings[a]		7,000	91,317
Nippon Steel & Sumitomo Metal Corp.[a]		10,200	197,468
			288,785
RAILWAYS	0.1%
West Japan Railway Co.[a]		3,300	209,132
REAL ESTATE	4.4%
DIVERSIFIED	3.8%
Activia Properties[a]		89	470,401
Invincible Investment Corp.[a]		633	400,123
Mitsubishi Estate Co., Ltd.[a]		60,000	1,100,568
Mitsui Fudosan Co., Ltd.[a]		35,000	803,277
Mori Hills REIT Investment Corp.[a]		671	1,053,480
Orix JREIT[a]		202	347,881
Tokyo Tatemono Co., Ltd.[a]		68,700	823,870
United Urban Investment Corp.[a]		262	471,956
			5,471,556

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
OFFICE	0.3%
Japan Prime Realty Investment Corp.[a]		101	$433,408
RESIDENTIAL	0.3%
Advance Residence Investment Corp.[a]		163	436,831
TOTAL REAL ESTATE			6,341,795
TOTAL JAPAN			7,988,382
JERSEY	0.1%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)[a]		78,500	161,798
LUXEMBOURG	0.3%
MATERIALS—METALS & MINING
ArcelorMittal SAa,b		108,529	494,805
MEXICO	0.2%
TOLL ROADS
OHL Mexico SAB de CVb		141,414	173,262
Promotora y Operadora de Infraestructura SAB de CV		11,518	141,763
TOTAL MEXICO			315,025
NETHERLANDS	0.2%
RETAIL
Wereldhave NVa		6,026	272,233
NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.[a]		59,896	278,629
NORWAY	0.6%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.4%
Marine Harvest ASA[a]		35,570	599,968
MATERIALS—CHEMICALS	0.2%
Yara International ASA[a]		7,200	228,721
TOTAL NORWAY			828,689
RUSSIA	0.4%
ENERGY—OIL & GAS	0.3%
Gazprom OAO, ADR[a]		61,136	264,167
Lukoil PJSC, ADR (USD)[a]		2,000	83,707
			347,874

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
MATERIALS—METALS & MINING	0.1%
MMC Norilsk Nickel PJSC, ADR (USD)[a]		12,900	$172,774
TOTAL RUSSIA			520,648
SINGAPORE	0.5%
CONSUMER STAPLES—FOOD PRODUCTS	0.2%
Golden Agri-Resources Ltd.[a]		308,900	80,824
Wilmar International Ltd.[a]		102,300	249,029
			329,853
REAL ESTATE—DIVERSIFIED	0.3%
Keppel DC REIT[a]		414,400	342,130
TOTAL SINGAPORE			671,983
SOUTH KOREA	0.4%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.[a]		500	221,724
POSCO[a]		1,600	283,441
TOTAL SOUTH KOREA			505,165
SPAIN	0.9%
GAS DISTRIBUTION	0.3%
Enagas SAa		13,627	416,308
REAL ESTATE—DIVERSIFIED	0.3%
Hispania Activos Inmobiliarios SAa		36,361	425,376
TOLL ROADS	0.3%
Ferrovial SAa		22,279	436,177
TOTAL SPAIN			1,277,861
SWEDEN	0.1%
MATERIALS—METALS & MINING
Boliden ABa,b		7,400	144,626
SWITZERLAND	0.7%
AIRPORTS	0.2%
Flughafen Zuerich AGa		1,903	336,776
MATERIALS—CHEMICALS	0.5%
Syngenta AGa,b		1,928	739,971
TOTAL SWITZERLAND			1,076,747

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED KINGDOM	5.9%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.3%
Associated British Foods PLC[a]		12,462	$454,094
ELECTRIC—REGULATED ELECTRIC	0.5%
National Grid PLC[a]		51,080	751,148
ENERGY	1.7%
INTEGRATED OIL & GAS	0.7%
Royal Dutch Shell PLC[a]		35,491	980,565
OIL & GAS	1.0%
BP PLC[a]		241,557	1,413,957
TOTAL ENERGY			2,394,522
MATERIALS—METALS & MINING	0.8%
BHP Billiton PLC[a]		95,647	1,210,597
REAL ESTATE	2.3%
DIVERSIFIED	0.7%
Hammerson PLC[a]		146,843	1,057,648
HEALTH CARE	0.5%
Assura PLC[a]		922,831	675,609
INDUSTRIALS	0.2%
Segro PLC[a]		66,654	369,452
RESIDENTIAL	0.2%
UNITE Group PLC/The[a]		30,817	254,933
SELF STORAGE	0.7%
Big Yellow Group PLC[a]		50,461	525,448
Safestore Holdings Ltd. (USD)[a]		90,790	448,557
			974,005
TOTAL REAL ESTATE			3,331,647
WATER—WATER UTILITIES	0.3%
United Utilities Group PLC[a]		32,368	448,631
TOTAL UNITED KINGDOM			8,590,639

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED STATES	32.5%
COMMUNICATIONS—TOWERS	1.1%
American Tower Corp.		6,814	$774,139
Crown Castle International Corp.		8,129	824,524
			1,598,663
CONSUMER—NON-CYCLICAL	1.9%
AGRICULTURE	1.1%
Archer-Daniels-Midland Co.		22,500	965,025
Bunge Ltd.		10,920	645,918
			1,610,943
FOOD PRODUCTS	0.8%
Ingredion		3,300	427,053
TreeHouse Foods[b]		2,600	266,890
Tyson Foods, Class A		7,400	494,246
			1,188,189
TOTAL CONSUMER—NON-CYCLICAL			2,799,132
DIVERSIFIED	0.2%
Macquarie Infrastructure Co. LLC		3,785	280,279
ELECTRIC	1.5%
INTEGRATED ELECTRIC	0.4%
NextEra Energy		2,981	388,722
Pattern Energy Group		12,049	276,766
			665,488
REGULATED ELECTRIC	1.1%
CMS Energy Corp.		11,937	547,431
Edison International		5,456	423,767
PG&E Corp.		2,590	165,553
WEC Energy Group		6,493	423,993
			1,560,744
TOTAL ELECTRIC			2,226,232

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
ENERGY	3.3%
OIL & GAS	2.5%
Anadarko Petroleum Corp.		12,900	$686,925
Antero Resources Corp.[b]		13,300	345,534
Chevron Corp.		9,400	985,402
ConocoPhillips		17,500	763,000
Marathon Petroleum Corp.		7,400	280,904
Pioneer Natural Resources Co.		4,200	635,082
			3,696,847
OIL & GAS SERVICES	0.8%
Baker Hughes		25,800	1,164,354
TOTAL ENERGY			4,861,201
GAS DISTRIBUTION	0.8%
Atmos Energy Corp.		7,062	574,282
Sempra Energy		5,674	646,949
			1,221,231
GOLD	3.9%
iShares Gold Trust ETF[b]		446,700	5,699,892
MATERIALS	1.5%
CHEMICALS	1.0%
CF Industries Holdings		8,400	202,440
Monsanto Co.		9,100	941,031
Mosaic Co. (The)		13,700	358,666
			1,502,137
METALS & MINING	0.5%
Alcoa		24,300	225,261
Newmont Mining Corp.		10,418	407,552
			632,813
TOTAL MATERIALS			2,134,950

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
PIPELINES	1.8%
PIPELINES—C-CORP	1.3%
Cheniere Energy[b]		8,065	$302,841
Kinder Morgan		26,292	492,186
SemGroup Corp., Class A		4,200	136,752
Spectra Energy Corp.		7,120	260,805
Targa Resources Corp.		7,026	296,076
Williams Cos. (The)		13,595	294,060
			1,782,720
PIPELINES—MLP	0.5%
Buckeye Partners LP		4,283	301,223
Enterprise Products Partners LP		11,044	323,148
Rice Midstream Partners LP		6,800	138,924
			763,295
TOTAL PIPELINES			2,546,015
RAILWAYS	0.2%
Union Pacific Corp.		3,032	264,542
REAL ESTATE	15.9%
HEALTH CARE	2.0%
Brookdale Senior Living[b]		5,124	79,115
HCP		38,081	1,347,306
Healthcare Trust of America, Class A		12,972	419,514
Omega Healthcare Investors		17,290	586,996
Physicians Realty Trust		20,542	431,587
			2,864,518
HOTEL	1.1%
Hilton Worldwide Holdings		33,423	753,020
MGM Growth Properties LLC, Class A		16,959	452,466
Red Rock Resorts, Class Ab		15,297	336,228
Sunstone Hotel Investors		9,008	108,727
			1,650,441
INDUSTRIALS	0.3%
Prologis		9,052	443,910

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
NET LEASE	0.8%
Gaming and Leisure Properties		18,634	$642,500
Spirit Realty Capital		38,924	497,060
			1,139,560
OFFICE	2.1%
Alexandria Real Estate Equities		4,203	435,094
Cousins Properties		33,330	346,632
Douglas Emmett		13,784	489,608
Empire State Realty Trust, Class A		29,122	553,027
Kilroy Realty Corp.		11,085	734,825
PS Business Parks		4,245	450,309
			3,009,495
RESIDENTIAL	4.1%
APARTMENT	3.1%
American Homes 4 Rent, Class A		21,215	434,483
Apartment Investment & Management Co.		27,369	1,208,615
Education Realty Trust		9,984	460,662
Essex Property Trust		4,815	1,098,254
Mid-America Apartment Communities		3,393	361,015
UDR		25,124	927,578
			4,490,607
MANUFACTURED HOME	1.0%
Equity Lifestyle Properties		4,994	399,770
Sun Communities		14,885	1,140,786
			1,540,556
TOTAL RESIDENTIAL			6,031,163
SELF STORAGE	0.4%
Extra Space Storage		6,006	555,795

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
SHOPPING CENTERS	3.9%
COMMUNITY CENTER	2.1%
Agree Realty Corp.		20,000	$964,800
Brixmor Property Group		25,228	667,533
DDR Corp.		6,297	114,227
Ramco-Gershenson Properties Trust		29,920	586,731
Tanger Factory Outlet Centers		17,149	689,047
			3,022,338
REGIONAL MALL	1.8%
Simon Property Group		12,172	2,640,107
TOTAL SHOPPING CENTERS			5,662,445
SPECIALTY	1.2%
Digital Realty Trust		6,169	672,359
DuPont Fabros Technology		16,118	766,250
QTS Realty Trust, Class A		6,718	376,074
			1,814,683
TOTAL REAL ESTATE			23,172,010
WATER	0.4%
American Water Works Co.		6,136	518,554
TOTAL UNITED STATES			47,322,701
TOTAL COMMON STOCK (Identified cost—$83,570,824)			92,502,553
PREFERRED SECURITIES—$25 PAR VALUE	1.1%
NETHERLANDS	0.2%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.05% (USD)		10,600	279,522
UNITED KINGDOM	0.2%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)		10,738	279,510

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED STATES	0.7%
BANKS	0.5%
Citigroup Capital XIII, 7.008%, due 10/30/40, (FRN)		3,049	$79,488
Countrywide Capital IV, 6.75%, due 4/1/33		11,323	291,567
First Niagara Financial Group, 8.625%, Series B		11,140	293,316
			664,371
REAL ESTATE	0.2%
HOTEL	0.2%
Summit Hotel Properties, 9.25%, Series A		11,802	306,852
INDUSTRIALS	0.0%
First Potomac Realty Trust, 7.75%, Series A		1,335	33,729
TOTAL REAL ESTATE			340,581
TOTAL UNITED STATES			1,004,952
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,551,897)			1,563,984
PREFERRED SECURITIES—CAPITAL SECURITIES	4.2%
CAYMAN ISLANDS	0.4%
BANKS—FOREIGN	0.2%
SMFG Preferred Capital, 9.50%, 144A (USD)[c]		300,000	342,747
INSURANCE—PROPERTY CASUALTY—FOREIGN	0.2%
XLIT Ltd., 2.30%, due 12/15/18 (USD)		250,000	252,724
TOTAL CAYMAN ISLANDS			595,471
ITALY	0.3%
COMMUNICATIONS—INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, due 6/4/18 (USD)		400,000	435,000
NETHERLANDS	0.5%
BANKS—FOREIGN	0.3%
Rabobank Nederland, 11.00%, 144A (USD)[c]		400,000	478,500
INSURANCE—MULTI-LINE—FOREIGN	0.2%
ING Capital Funding Trust III, 4.231%, Series 9 (FRN) (USD)		292,000	283,970
TOTAL NETHERLANDS			762,470

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED KINGDOM	0.5%
BANKS—FOREIGN	0.3%
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)		500,000	$521,180
INSURANCE—MULTI-LINE—FOREIGN	0.2%
Aviva PLC, 8.25% (USD)		250,000	265,588
TOTAL UNITED KINGDOM			786,768
UNITED STATES	2.5%
ELECTRIC	0.4%
INTEGRATED ELECTRIC	0.2%
Emera US Finance LP, 2.15%, due 6/15/19, 144Ac		300,000	303,706
REGULATED ELECTRIC	0.2%
Southern Co./The, 2.15%, due 9/1/19		250,000	254,788
TOTAL ELECTRIC			558,494
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19		250,000	252,300
General Motors Financial Co, 2.40%, due 5/9/19		200,000	200,694
			452,994
INSURANCE	0.6%
LIFE/HEALTH INSURANCE	0.3%
Prudential Financial, 8.875%, due 6/15/38		414,000	456,435
MULTI-LINE	0.3%
Hartford Financial Services Group/The, 8.125%, due 6/15/38		450,000	482,625
TOTAL INSURANCE			939,060
REAL ESTATE	1.0%
DIVERSIFIED	0.3%
WEA Finance LLC, 2.70%, due 9/17/19, 144Ac		435,000	444,029

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
SHOPPING CENTERS	0.7%
DDR Corp., 7.875%, due 9/1/20		150,000	$181,310
Kimco Realty Corp., 6.875%, due 10/1/19		250,000	288,506
National Retail Properties, 6.875%, due 10/15/17		200,000	212,932
Realty Income Corp., 6.75%, due 8/15/19		250,000	286,667
			969,415
TOTAL REAL ESTATE			1,413,444
UTILITIES—INTEGRATED ELECTRIC	0.2%
Progress Energy, 4.875%, due 12/1/19		200,000	220,376
TOTAL UNITED STATES			3,584,368
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,131,318)			6,164,077
		Principal Amount
CORPORATE BONDS—UNITED STATES	1.4%
COMMUNICATIONS—TOWERS	0.1%
American Tower Corp., 4.50%, due 1/15/18		$200,000	208,733
FINANCIAL—INVESTMENT BANKERS/BROKERS	0.2%
Bear Stearns Cos LLC (The), 6.40%, due 10/2/17		200,000	212,527
REAL ESTATE	1.1%
DIVERSIFIED	0.7%
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144Ac		750,000	756,817
Select Income REIT, 2.85%, due 2/1/18		300,000	302,460
			1,059,277
FINANCE	0.2%
iStar Financial, 4.00%, due 11/1/17		330,000	325,875
SHOPPING CENTERS—FREE STANDING	0.2%
Realty Income Corp., 5.375%, due 9/15/17		200,000	209,375
TOTAL REAL ESTATE			1,594,527
TOTAL CORPORATE BONDS (Identified cost—$2,003,695)			2,015,787

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Principal Amount	Value
U.S. TREASURY INFLATION-PROTECTED SECURITIES	1.5%
U.S. Treasury Inflation-Indexed Bonds, 1.875%, due 7/15/19		$672,234	$727,750
U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 7/15/20		658,158	707,850
U.S. Treasury Inflation-Indexed Bonds, 1.375%, due 1/15/20		691,413	738,646
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,155,343)			2,174,246
		Number of Shares
SHORT-TERM INVESTMENTS	22.7%
MONEY MARKET FUNDS	3.9%
State Street Institutional Treasury Money Market Fund, 0.14%[d,e]		5,700,000	5,700,000
		Principal Amount
U.S. TREASURY BILLS	18.8%
U.S. Treasury Bills, 0.35%, due 10/20/16[d,f,g]		$8,080,000	8,074,400
U.S. Treasury Bills, 0.348%, due 11/10/16[d,f]		2,600,000	2,597,642
U.S. Treasury Bills, 0.455%, due 12/1/16[d,f]		16,630,000	16,610,377
			27,282,419
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$32,965,809)			32,982,419
TOTAL INVESTMENTS (Identified cost—$128,378,886)	94.4%		137,403,066
OTHER ASSETS IN EXCESS OF LIABILITIES[h]	5.6		8,225,572
NET ASSETS	100.0%		$145,628,638

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Glossary of Portfolio Abbreviations

ADR   American Depositary Receipt

ETF   Exchange-Traded Fund

FRN   Floating Rate Note

GBP   Great British Pound

HKD   Hong Kong Dollar

MLP   Master Limited Partnership

REIT   Real Estate Investment Trust

USD   United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 21.8% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.8% of the net assets of the Fund, of which 0.0% are illiquid.

d  All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

e  Rate quoted represents the annualized seven-day yield of the Fund.

f  The rate shown is the effective yield on the date of purchase.

g  All or a portion of this security has been pledged as collateral for futures contracts. $3,509,990 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

h  Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at June 30, 2016.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Futures contracts outstanding at June 30, 2016 were as follows:

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
4	Aluminum HG LME	$164,575	July 18, 2016	$12,562
18	Aluminum HG LME	743,063	September 19, 2016	18,464
74	Brent Crude Oil[b]	3,678,540	July 29, 2016	131,452
8	Brent Crude Oil[b]	404,320	September 30, 2016	21,445
36	Coffee Robusta	618,120	September 30, 2016	(542)
20	Copper	1,097,750	September 28, 2016	63,143
162	Corn	2,960,550	September 14, 2016	(335,888)
24	Gasoline RBOB	1,519,459	August 31, 2016	(74,960)
47	Gold	6,206,820	August 29, 2016	161,326
8	KC Wheat	169,000	September 14, 2016	(22,055)
39	Lean Hogs[b]	1,299,090	August 12, 2016	(55,347)
75	Light Sweet Crude Oil	3,675,750	August 22, 2016	(125,561)
21	Light Sweet Crude Oil	1,115,100	November 20, 2017	68,179
22	Live Cattle	1,010,460	August 31, 2016	(36,157)
85	Natural Gas	2,480,300	August 29, 2016	204,825
67	Natural Gas	2,066,950	October 27, 2016	76,454
39	Nickel LME	2,201,940	July 18, 2016	176,770
59	Nickel LME	3,342,468	September 19, 2016	51,449
21	NY Harbor ULSD	1,330,321	August 31, 2016	(42,487)
6	NY Harbor ULSD	388,937	October 31, 2016	29,156
8	Palladium	477,880	September 28, 2016	21,506
20	Silver	1,862,300	September 28, 2016	143,032
73	Soybean	4,209,362	November 14, 2016	60,992
35	Soybean Meal	1,403,500	December 14, 2016	(6,366)
52	Soybean Oil	1,000,584	December 14, 2016	(27,855)
47	Sugar 11	1,070,171	September 30, 2016	28,351
58	Sugar 11	1,327,133	February 28, 2017	207,712
6	Wheat	133,650	September 14, 2016	(5,618)
47	Zinc LME	2,469,850	July 18, 2016	336,475
37	Zinc LME	1,948,281	September 19, 2016	40,213

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	SHORT FUTURES OUTSTANDING
4	Aluminum HG LME	$(164,575)	July 18, 2016	$(8,216)
12	Cattle Feeder[b]	(865,800)	August 25, 2016	(5,225)
2	Coffee C	(109,238)	September 20, 2016	(6,265)
11	Cotton No. 2	(352,935)	December 7, 2016	2,095
16	Light Sweet Crude Oil	(802,080)	October 20, 2016	(43,683)
18	Light Sweet Crude Oil	(911,160)	November 21, 2016	14,440
33	Natural Gas	(1,095,270)	November 28, 2016	(123,529)
39	Nickel LME	(2,201,940)	July 18, 2016	(137,415)
15	Nickel LME	(849,780)	September 19, 2016	401,517
15	Nickel LME	(853,560)	December 19, 2016	(79,288)
8	Platinum	(409,720)	October 27, 2016	(14,360)
60	Sugar 11	(1,296,960)	April 28, 2017	(162,758)
47	Zinc LME	(2,469,850)	July 18, 2016	(64,490)
8	Zinc LME	(422,350)	December 19, 2016	(52,937)
				$840,556

a  Represents positions held in the Subsidiary.

b  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG   High Grade

LME   London Metal Exchange

RBOB   Reformulated Gasoline Blendstock for Oxygen Blending

ULSD   Ultra Low Sulfur Diesel

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$128,378,886)	$137,403,066
Cash	6,600,826
Foreign currency, at value (Identified cost—$102,149)	101,643
Receivable for:
Investment securities sold	3,845,274
Fund shares sold	617,502
Variation margin on futures contracts	487,473
Dividends and interest	394,011
Other assets	10,409
Total Assets	149,460,204
LIABILITIES:
Payable for:
Investment securities purchased	2,740,566
Fund shares redeemed	535,704
Dividends declared	269,084
Investment advisory fees	35,674
Shareholder servicing fees	14,406
Administration fees	9,319
Distribution fees	538
Directors' fees	140
Other liabilities	226,135
Total Liabilities	3,831,566
NET ASSETS	$145,628,638
NET ASSETS consist of:
Paid-in capital	$145,409,399
Dividends in excess of net investment income	(313,159)
Accumulated net realized loss	(9,326,968)
Net unrealized appreciation	9,859,366
$145,628,638

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$12,509,477
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,399,762
Net asset value and redemption price per share	$8.94
Maximum offering price per share ($8.94 ÷ 0.955)[a]	$9.36
CLASS C SHARES:
NET ASSETS	$8,616,825
Shares issued and outstanding ($0.001 par value common stock outstanding)	967,159
Net asset value, offering and redemption price per share[b]	$8.91
CLASS I SHARES:
NET ASSETS	$122,114,082
Shares issued and outstanding ($0.001 par value common stock outstanding)	13,635,215
Net asset value, offering and redemption price per share	$8.96
CLASS R SHARES:
NET ASSETS	$300,383
Shares issued and outstanding ($0.001 par value common stock outstanding)	33,336
Net asset value, offering and redemption price per share	$9.01
CLASS Z SHARES:
NET ASSETS	$2,087,871
Shares issued and outstanding ($0.001 par value common stock outstanding)	233,571
Net asset value, offering and redemption price per share	$8.94

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (net of $75,188 of foreign withholding tax)	$1,304,678
Interest income	187,056
Total Investment Income	1,491,734
Expenses:
Investment advisory fees	530,899
Distribution fees—Class A	14,578
Distribution fees—Class C	31,466
Distribution fees—Class R	2,959
Shareholder servicing fees—Class A	2,957
Shareholder servicing fees—Class C	10,489
Shareholder servicing fees—Class I	20,660
Custodian fees and expenses	95,689
Administration fees	87,551
Professional fees	79,984
Registration and filing fees	43,088
Shareholder reporting expenses	24,679
Transfer agent fees and expenses	21,945
Directors' fees and expenses	13,595
Proxy expenses	7,040
Interest expense	411
Line of credit fees	51
Miscellaneous	18,657
Total Expenses	1,006,698
Reduction of Expenses (See Note 2)	(344,768)
Net Expenses	661,930
Net Investment Income	829,804
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(245,686)
Futures contracts	3,748,134
Foreign currency transactions	13,999
Net realized gain	3,516,447
Net change in unrealized appreciation (depreciation) on:
Investments	9,839,128
Futures contracts	1,221,050
Foreign currency translations	(2,737)
Net change in unrealized appreciation (depreciation)	11,057,441
Net realized and unrealized gain (loss)	14,573,888
Net Increase in Net Assets Resulting from Operations	$15,403,692

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$829,804	$1,729,870
Net realized gain (loss)	3,516,447	(26,498,568)
Net change in unrealized appreciation (depreciation)	11,057,441	(1,072,014)
Net increase (decrease) in net assets resulting from operations	15,403,692	(25,840,712)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(76,582)	(245,502)
Class C	(24,106)	(64,926)
Class I	(922,890)	(1,843,847)
Class R	—	(13,434)
Class Z	(15,742)	(54,195)
Return of capital:
Class A	—	(44,238)
Class C	—	(11,700)
Class I	—	(332,254)
Class R	—	(2,421)
Class Z	—	(9,766)
Total dividends and distributions to shareholders	(1,039,320)	(2,622,283)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	20,212,149	(67,022,259)
Total increase (decrease) in net assets	34,576,521	(95,485,254)
Net Assets:
Beginning of period	111,052,117	206,537,371
End of period[a]	$145,628,638	$111,052,117

a  Includes dividends in excess of net investment income of $313,159 and $103,643, respectively.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$7.99	$9.42	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.04	0.08	0.08	0.06	0.06
Net realized and unrealized gain (loss)	0.97	(1.37)	(0.18)	(0.39)	0.10
Total from investment operations	1.01	(1.29)	(0.10)	(0.33)	0.16
Less dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.12)	(0.08)	(0.06)	(0.13)
Net realized gain	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.06)	(0.14)	(0.10)	(0.08)	(0.13)
Net increase (decrease) in net asset value	0.95	(1.43)	(0.20)	(0.41)	0.03
Net asset value, end of period	$8.94	$7.99	$9.42	$9.62	$10.03
Total investment return[c,d]	12.58%[e]	–13.80%	–1.07%	–3.22%	1.66%[e]

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$12.5	$13.2	$19.7	$17.8	$4.6
Ratio of expenses to average daily net assets (before expense reduction)	1.81%[f,g]	1.63%	1.74%	2.13%	2.40%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.28%[f,g]	1.20%	1.35%	1.35%	1.35%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.55%[f,g]	0.43%	0.42%	(0.21)%	(0.43)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.08%[f,g]	0.86%	0.81%	0.57%	0.62%[f]
Portfolio turnover rate[h]	77%[e]	101%	96%	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.80% and 1.27%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.56% and 1.09%, respectively.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$7.97	$9.38	$9.60	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.02	0.00 [c]	0.00 [c]	(0.01)	0.00 [c]
Net realized and unrealized gain (loss)	0.95	(1.35)	(0.16)	(0.37)	0.09
Total from investment operations	0.97	(1.35)	(0.16)	(0.38)	0.09
Less dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.05)	(0.04)	(0.00)[c]	(0.09)
Net realized gain	—	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.03)	(0.06)	(0.06)	(0.02)	(0.09)
Net increase (decrease) in net asset value	0.94	(1.41)	(0.22)	(0.40)	0.00
Net asset value, end of period	$8.91	$7.97	$9.38	$9.60	$10.00
Total investment return[d,e]	12.11%[f]	–14.46%	–1.74%	–3.76%	0.97%[f]

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$8.6	$8.7	$15.3	$5.6	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.51%[g,h]	2.35%	2.40%	2.78%	3.06%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.98%[g,h]	2.00%	2.00%	2.00%	2.00%[g]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.14)%[g,h]	(0.30)%	(0.38)%	(0.93)%	(1.11)%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.39%[g,h]	0.05%	0.02%	(0.14)%	(0.05)%[g]
Portfolio turnover rate[i]	77%[f]	101%	96%	145%	128%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.50% and 1.97%, respectively; and the ratio of net investment income (loss) to average daily net assets (before expense reduction and net of expense reduction) would have been -0.13% and 0.40%, respectively.

i  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.01	$9.45	$9.64	$10.04	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.06	0.09	0.10	0.08	0.09
Net realized and unrealized gain (loss)	0.96	(1.37)	(0.16)	(0.37)	0.11
Total from investment operations	1.02	(1.28)	(0.06)	(0.29)	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.14)	(0.11)	(0.09)	(0.16)
Net realized gain	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.16)	(0.13)	(0.11)	(0.16)
Net increase (decrease) in net asset value	0.95	(1.44)	(0.19)	(0.40)	0.04
Net asset value, end of period	$8.96	$8.01	$9.45	$9.64	$10.04
Total investment return[c]	12.58%[d,e]	–13.64%	–0.67%	–2.83%	2.00%[d]

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$122.1	$85.9	$160.6	$65.2	$63.7
Ratio of expenses to average daily net assets (before expense reduction)	1.54%[f,g]	1.39%	1.44%	1.79%	2.12%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.98%[f,g]	1.00%	1.00%	1.00%	1.00%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.90%[f,g]	0.66%	0.55%	0.05%	(0.17)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.46%[f,g]	1.05%	0.99%	0.84%	0.95%[f]
Portfolio turnover rate[h]	77%[d]	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  The net asset value (NAV) disclosed in the June 30, 2016 semi-annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on June 30, 2016. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on June 30, 2016.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.53% and 0.97%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.91% and 1.47%, respectively.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.01	$9.45	$9.65	$10.06	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.03	0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss)	0.97	(1.37)	(0.16)	(0.42)	0.11
Total from investment operations	1.00	(1.32)	(0.11)	(0.33)	0.15
Less dividends and distributions to shareholders from:
Net investment income	—	(0.10)	(0.07)	(0.06)	(0.09)
Net realized gain	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	—	(0.12)	(0.09)	(0.08)	(0.09)
Net increase (decrease) in net asset value	1.00	(1.44)	(0.20)	(0.41)	0.06
Net asset value, end of period	$9.01	$8.01	$9.45	$9.65	$10.06
Total investment return[c]	12.48%[d]	–14.06%	–1.20%	–3.29%	1.54%[d]

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in 000s)	$300.4	$1,190.8	$1,079.0	$150.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)	2.01%[e,f]	1.85%	1.90%	2.28%	2.55%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.48%[e,f]	1.50%	1.50%	1.50%	1.50%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.32%[e,f]	0.26%	0.09%	0.12%	(0.55)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.85%[e,f]	0.61%	0.49%	0.89%	0.46%[e]
Portfolio turnover rate[g]	77%[d]	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.00% and 1.47%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.33% and 0.86%, respectively.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.00	$9.43	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.06	0.08	0.08	0.07	0.06
Net realized and unrealized gain (loss)	0.95	(1.35)	(0.15)	(0.38)	0.11
Total from investment operations	1.01	(1.27)	(0.07)	(0.31)	0.17
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.14)	(0.10)	(0.08)	(0.14)
Net realized gain	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.16)	(0.12)	(0.10)	(0.14)
Net increase (decrease) in net asset value	0.94	(1.43)	(0.19)	(0.41)	0.03
Net asset value, end of period	$8.94	$8.00	$9.43	$9.62	$10.03
Total investment return[c]	12.74%[d,e]	–13.67%[e]	–0.78%	–3.03%	1.73%[d]

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$2.1	$2.1	$9.9	$11.1	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.51%[f,g]	1.35%	1.50%	1.93%	2.12%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.98%[f,g]	1.00%	1.11%	1.15%	1.15%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.86%[f,g]	0.55%	0.41%	(0.03)%	(0.31)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.39%[f,g]	0.90%	0.80%	0.75%	0.68%[f]
Portfolio turnover rate[h]	77%[d]	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  The net asset value (NAV) disclosed in the December 31, 2015 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on December 31, 2015. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on December 31, 2015.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.50% and 0.97%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.87% and 1.40%, respectively.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund's investment objectives are to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares.)

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of June 30, 2016, the Fund held $30,152,279 in the Subsidiary, representing 20.2% of the Fund's total assets (based on U.S. Federal income tax regulations). During the six months ended June 30, 2016, the Subsidiary generated realized gains of $3,748,134. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2016, there were $25,278,014 of securities transferred from Level 1 to Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of June 30, 2016.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$4,281,375	$383,349	$3,898,026	$—
Brazil	584,581	584,581	—	—
Canada	7,748,128	7,748,128	—	—
India	191,285	191,285	—	—
Mexico	315,025	315,025	—	—
United States	47,322,701	47,322,701	—	—
Other Countries	32,059,458	—	32,059,458	—
Preferred Securities— $25 Par Value	1,563,984	1,563,984	—	—
Preferred Securities— Capital Securities	6,164,077	—	6,164,077	—
Corporate Bonds	2,015,787	—	2,015,787	—
U.S. Treasury Inflation- Protected Bonds	2,174,246	—	2,174,246	—
Short-Term Investments	32,982,419	—	32,982,419	—
Total Investments[a]	$137,403,066	$58,109,053	$79,294,013	$—
Futures Contracts	$2,271,558	$2,271,558	$—	$—
Total Appreciation in Other Financial Instruments[a]	$2,271,558	$2,271,558	$—	$—
Futures Contracts	$(1,431,002)	$(1,431,002)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(1,431,002)	$(1,431,002)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Inflation adjustments to the principal amount of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

inflation-adjusted securities are reflected as interest income. Deflation adjustments to the principal amount of inflation-adjusted securities are reflected as reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund's FCM for the purpose of trading in commodity futures contracts, options and interests therein.

U.S. Treasury Inflation-Protected Securities: U.S. Treasury Inflation-Protected Securities (TIPS) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will increase or decrease, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed security will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2016, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2016, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's consolidated financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.80%. For the four months ended April 30, 2016, the investment advisor received a fee of 0.90% of the average daily net assets of the Fund. On March 7, 2016, the Board of Directors of the Fund approved an amendment to the Fund's investment advisory agreement reducing the investment advisory fee to 0.80% of the average daily net assets of the Fund effective May 1, 2016.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the four months ended April 30, 2016, the investment advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), did not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. On March 7, 2016, the Board of Directors of the Fund approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective May 1, 2016 through June 30, 2018, whereby the investment advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2016, fees waived and/or expenses reimbursed totaled $344,768.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $49,234 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

applies if redemption occurs within one year from purchase. For the six months ended June 30, 2016, the Fund has been advised that the distributor received $413, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $16,577 and $2,005 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $801 for the six months ended June 30, 2016.

Other: At June 30, 2016, the investment advisor and affiliated persons of the investment advisor owned 9% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $82,657,358 and $70,748,809, respectively.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2016 and the effect of derivatives held during the six months ended June 30, 2016, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities
	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Commodity Risk:
Futures contracts[a]	Receivable for variation margin on futures contracts	$840,556	[b]	—	$—

a  Futures contracts cleared through Morgan Stanley & Co. LLC are not subject to a master netting arrangement or another similar agreement.

b  Amount represents the cumulative appreciation/depreciation on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

Consolidated Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures contracts	Net Realized and Unrealized Gain (Loss)	$3,748,134	$1,221,050

The following summarizes the volume of the Fund's futures contracts activity during the six months ended June 30, 2016:

Futures Contracts
Average Notional Balance—Long	$42,157,970
Average Notional Balance—Short	(9,894,122)
Ending Notional Balance—Long	52,376,224
Ending Notional Balance—Short	(12,805,218)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$128,378,886
Gross unrealized appreciation	$10,914,589
Gross unrealized depreciation	(1,890,409)
Net unrealized appreciation	$9,024,180

As of December 31, 2015, the Fund has a net capital loss carryforward of $8,010,398 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $5,951,843 and a long-term capital loss carryforward of $2,058,555, which under current federal income tax rules, may offset capital gains recognized in any future period. In addition, the Fund incurred net ordinary losses of $69,579 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A:
Sold	211,136	$1,788,507	1,531,939	$13,731,481
Issued as reinvestment of dividends and distributions	7,082	63,314	28,381	245,812
Redeemed	(473,366)	(3,770,658)	(1,991,743)	(16,834,811)
Net decrease	(255,148)	$(1,918,837)	(431,423)	$(2,857,518)
Class C:
Sold	103,312	$831,961	380,399	$3,452,643
Issued as reinvestment of dividends and distributions	1,068	9,516	3,260	27,948
Redeemed	(224,430)	(1,813,735)	(927,237)	(8,016,003)
Net decrease	(120,050)	$(972,258)	(543,578)	$(4,535,412)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I:
Sold	4,656,034	$38,553,063	5,768,644	$52,029,756
Issued as reinvestment of dividends and distributions	76,168	681,702	184,899	1,599,959
Redeemed	(1,819,679)	(14,905,129)	(12,234,864)	(106,365,196)
Net increase (decrease)	2,912,523	$24,329,636	(6,281,321)	$(52,735,481)
Class R:
Sold	21,197	$174,001	36,128	$317,677
Issued as reinvestments of dividends and distributions	—	—	1,770	14,986
Redeemed	(136,547)	(1,183,797)	(3,439)	(29,231)
Net increase (decrease)	(115,350)	$(1,009,796)	34,459	$303,432
Class Z:
Sold	9,340	$79,555	69,751	$641,752
Issued as reinvestment of dividends and distributions	1,757	15,704	6,966	60,693
Redeemed	(37,976)	(311,855)	(864,369)	(7,899,725)
Net decrease	(26,879)	$(216,596)	(787,652)	$(7,197,280)

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the period January 1, 2016 through January 22, 2016, the Fund did not borrow under the credit agreement.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other Risks

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful. The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Real Estate Market Risk: Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund's investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund's shareholders would likely suffer decreased investment returns.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund's foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Tax Risk: The Fund's ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund's intention to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund's status as a RIC may be jeopardized. The Fund's investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Regulatory Risk: Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue its investment objective through the use of such instruments.

The investment advisor is registered with the CFTC as a commodity pool operator (CPO) with respect to the Fund and the Subsidiary. Compliance with the CFTC's disclosure, reporting and recordkeeping requirements may increase Fund expenses and may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps) to the extent or in the manner desired.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund's investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund's investment strategies.

CFTC rules with respect to disclosure, reporting and recordkeeping requirements are evolving. Compliance with any new disclosure, reporting and recordkeeping requirements could increase Fund expenses.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund's performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund's investment strategy because most Peer Funds are not real-asset focused funds. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and

COHEN & STEERS REAL ASSETS FUND, INC.

the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark. The Board of Directors noted that the Fund underperformed the Peer Funds' median for the one- and three-year periods ended March 31, 2016, ranking in the fourth quintile for each period. The Board of Directors noted that the Fund underperformed its blended benchmark for the one- and three-year periods. The Board of Directors also considered the Fund's performance as compared to a peer group compiled by the Investment Advisor, and noted that the Fund outperformed the median of those funds for the one-year period ended March 31, 2016 and slightly outperformed the median of those funds for the three-year period, ranking four out of ten and five out of ten, respectively. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreements but determined to continue to closely monitor the Fund's performance and requested that the Investment Advisor provide detailed quarterly updates for this purpose.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was slightly higher than the Peer Funds' median, ranking in the third quintile. The Fund's contractual management fee and net expense ratio were higher than the Peer Funds' medians, ranking in the fifth and fourth quintiles, respectively. The

COHEN & STEERS REAL ASSETS FUND, INC.

Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors also considered the Fund's fees and expenses versus the peer group compiled by the Investment Advisor, and noted that the Fund's actual management fee was slightly higher than the median of the group, ranking six out of ten, and the Fund's contractual management fee and net expense ratio were higher than the medians of the group, ranking ten out of ten and eight out of ten, respectively. The Board of Directors also considered the recent adjustments made to the Fund's Investment Advisory Agreement and Fee Waiver and Expense Reimbursement Agreement. Effective May 1, 2016, the Fund's investment advisory fee was reduced by 0.10% to 0.80% from 0.90%, and the Fund's expense caps were reduced by 0.10% to 1.25% from 1.35% for Class A shares, 1.90% from 2.00% for Class C shares, 0.90% from 1.00% for Class I shares, 1.40% from 1.50% for Class R shares and 0.90% from 1.00% for Class Z shares. Using the adjusted amounts, the Fund's net expense ratio would have been lower than the medians of the Peer Funds and the peer group compiled by the Investment Advisor. The Board of Directors, in considering the Fund's fees and expenses, took into account the additional complexity associated with managing a Fund with multiple investment disciplines. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor for investment services provided to the Fund and not by the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors' separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable to the Investment Advisor.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements

COHEN & STEERS REAL ASSETS FUND, INC.

to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Vincent L. Childers
Vice President

Jon Cheigh
Vice President

Nick Koutsoftas
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

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RAPAXSAR

Semiannual Report June 30, 2016

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:  September 2, 2016